SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX RATES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (loss) before tax	$ (104,472)	$ (225,393)
Tax (credit) calculated at statutory tax rate (25%)	(26,118)	(56,348)
Valuation allowance	35,142	71,535
Total income taxes	$ 9,024	$ 15,187